Statutory Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 25.9	$ 18.8	$ 46.0
Statutory capital and surplus	553.9	540.0
Maximum dividends company can pay during 2013 without regulatory approval	13.8
Deficit position used to determine payment of dividends	377.4
Authorized control level RBC	$ 60.3